Accumulated other comprehensive income - Equity Adjustments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accumulated foreign currency translation differences	$ (6,254)	$ (2,909)
Accumulated other comprehensive income	$ (6,254)	$ (2,909)